Salaries and other employee expenses - Schedule of restricted stock granted to directors (Details) - Restricted Stocks - Directors	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of shares, outstanding at beginning (in shares)	105,450	145,800	132,150
Granted (in shares)	63,000	57,000	63,000
Vested (in shares)	(53,100)	(97,350)	(49,350)
Number of shares, outstanding at end (in shares)	115,350	105,450	145,800
Expected to vest (in shares)	115,350
Weighted average grant date fair value, expected to vest (in usd per share) | $ / shares	$ 14.15	$ 16.64	$ 18.56
Granted (in usd per share) | $ / shares	17.69	14.65	14.65
Vested (in usd per share) | $ / shares	13.75	18.71	19.24
Weighted average grant date fair value, expected to vest (in usd per share) | $ / shares	$ 16.31	$ 14.15	$ 16.64